Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed assets
Fixed assets payable in the opening balance	€ 4,581	€ 4,481	€ 4,640
Business related variations	(45)	124	(206)
Changes in the scope of consolidation	9		(199)
Translation adjustment	(15)	(54)	31
Reclassifications and other items	4	30	216
Fixed assets payable in the closing balance	€ 4,534	€ 4,581	€ 4,481